Quarterly Report
March 31, 2021
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Alcoholic Beverages – 3.3%
Diageo PLC	20,852	$859,378
Kweichow Moutai Co. Ltd., “A”	1,700	522,517
Pernod Ricard S.A.	2,605	488,934
		$1,870,829
Apparel Manufacturers – 5.5%
Adidas AG	3,096	$966,487
Burberry Group PLC (a)	25,458	666,305
LVMH Moet Hennessy Louis Vuitton SE	1,298	864,742
NIKE, Inc., “B”	4,988	662,855
		$3,160,389
Brokerage & Asset Managers – 2.4%
Blackstone Group, Inc.	4,947	$368,700
Charles Schwab Corp.	15,847	1,032,907
		$1,401,607
Business Services – 9.5%
Accenture PLC, “A”	5,372	$1,484,015
CGI, Inc. (a)	7,082	589,913
Cognizant Technology Solutions Corp., “A”	6,203	484,579
Equifax, Inc.	3,563	645,366
Fidelity National Information Services, Inc.	4,638	652,149
Fiserv, Inc. (a)	8,579	1,021,244
Verisk Analytics, Inc., “A”	3,096	547,032
		$5,424,298
Cable TV – 1.5%
Comcast Corp., “A”	15,640	$846,280
Computer Software – 4.2%
Microsoft Corp.	10,282	$2,424,187
Computer Software - Systems – 3.1%
Apple, Inc.	10,584	$1,292,836
Samsung Electronics Co. Ltd.	6,616	477,881
		$1,770,717
Construction – 1.9%
Otis Worldwide Corp.	7,644	$523,232
Sherwin-Williams Co.	773	570,482
		$1,093,714
Consumer Products – 6.2%
Church & Dwight Co., Inc.	6,239	$544,977
Colgate-Palmolive Co.	7,150	563,634
Estee Lauder Cos., Inc., “A”	1,544	449,072
KOSE Corp.	6,100	864,327
L'Oréal	737	282,447
Reckitt Benckiser Group PLC	9,274	830,778
		$3,535,235

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Amphenol Corp., “A”	13,714	$904,713
Fortive Corp.	8,407	593,870
TE Connectivity Ltd.	4,582	591,582
		$2,090,165
Electronics – 3.4%
Analog Devices, Inc.	3,369	$522,464
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,331	867,111
Texas Instruments, Inc.	2,998	566,592
		$1,956,167
Food & Beverages – 3.3%
Danone S.A.	7,759	$532,290
Nestle S.A.	9,516	1,060,589
PepsiCo, Inc.	1,911	270,311
		$1,863,190
Gaming & Lodging – 1.0%
Flutter Entertainment PLC (a)	2,678	$572,427
General Merchandise – 2.2%
Dollarama, Inc.	29,015	$1,281,859
Health Maintenance Organizations – 1.0%
Cigna Corp.	2,260	$546,332
Insurance – 3.0%
Aon PLC	4,750	$1,093,022
Marsh & McLennan Cos., Inc.	5,102	621,424
		$1,714,446
Internet – 12.2%
Alibaba Group Holding Ltd. (a)	64,212	$1,817,141
Alphabet, Inc., “A” (a)	1,457	3,005,092
NAVER Corp.	2,923	977,670
Tencent Holdings Ltd.	15,300	1,206,206
		$7,006,109
Leisure & Toys – 1.7%
Electronic Arts, Inc.	7,143	$966,948
Machinery & Tools – 1.6%
Daikin Industries Ltd.	2,100	$425,203
Schindler Holding AG	1,659	487,265
		$912,468
Medical & Health Technology & Services – 2.2%
ICON PLC (a)	2,979	$584,986
PRA Health Sciences, Inc. (a)	4,286	657,173
		$1,242,159
Medical Equipment – 10.1%
Abbott Laboratories	2,815	$337,349
Agilent Technologies, Inc.	4,270	542,888
Becton, Dickinson and Co.	3,111	756,440
Boston Scientific Corp. (a)	27,712	1,071,069
Danaher Corp.	3,050	686,494
Medtronic PLC	4,760	562,299

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
STERIS PLC	2,803	$533,915
Stryker Corp.	3,081	750,470
Thermo Fisher Scientific, Inc.	1,226	559,522
		$5,800,446
Other Banks & Diversified Financials – 5.3%
Credicorp Ltd.	1,441	$196,798
HDFC Bank Ltd. (a)	48,207	981,058
Julius Baer Group Ltd.	5,315	339,881
Mastercard, Inc., “A”	326	116,072
Moody's Corp.	1,594	475,984
Visa, Inc., “A”	4,457	943,681
		$3,053,474
Pharmaceuticals – 2.0%
Bayer AG	7,312	$462,695
Roche Holding AG	2,074	670,268
		$1,132,963
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	5,517	$479,541
Railroad & Shipping – 2.4%
Canadian National Railway Co.	3,936	$456,497
Canadian Pacific Railway Ltd.	2,437	924,330
		$1,380,827
Restaurants – 1.0%
Starbucks Corp.	5,223	$570,717
Specialty Chemicals – 0.8%
Croda International PLC	1,271	$111,230
Sika AG	1,154	329,662
		$440,892
Specialty Stores – 1.9%
Ross Stores, Inc.	4,557	$546,430
TJX Cos., Inc.	7,812	516,764
		$1,063,194
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	4,268	$1,020,308
Total Common Stocks		$56,621,888
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	713,088	$713,088

Other Assets, Less Liabilities – (0.1)%		(60,767)
Net Assets – 100.0%		$57,274,209
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $713,088 and $56,621,888, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$34,443,472	$—	$—	$34,443,472
China	1,817,141	1,728,723	—	3,545,864
Canada	3,252,599	—	—	3,252,599
Switzerland	2,887,665	—	—	2,887,665
United Kingdom	2,467,691	—	—	2,467,691
France	2,168,413	—	—	2,168,413
South Korea	—	1,455,551	—	1,455,551
Germany	1,429,182	—	—	1,429,182
Japan	—	1,289,530	—	1,289,530
Other Countries	2,700,863	981,058	—	3,681,921
Mutual Funds	713,088	—	—	713,088
Total	$51,880,114	$5,454,862	$—	$57,334,976
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$461,131	$3,250,227	$2,998,270	$—	$—	$713,088
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$93	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	61.3%
China	6.2%
Canada	5.7%
Switzerland	5.0%
United Kingdom	4.3%
France	3.8%
South Korea	2.5%
Germany	2.5%
Japan	2.3%
Other Countries	6.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.